Consolidated cash flow statements (Parenthetical) - USD ($) $ in Millions	3 Months Ended				6 Months Ended
	Jun. 30, 2019		Jun. 30, 2018		Jun. 30, 2019		Jun. 30, 2018
Statement [line items]
Income taxes (paid)/refund			$ (516)		$ (998)		$ (983)
Income taxes refund/(paid), classified as operating activities	$ (560)	[1]	(501)	[1]	(960)	[2]	(890)	[2]
Transaction costs payments	$ 119		8		170		8
Discontinued operations [member]
Statement [line items]
Income taxes refund/(paid), classified as operating activities			$ (15)		$ (38)		$ (93)

[1]	In Q2 2018, the total net tax payment amounted to USD 516 million, of which USD 15 million was included in the “Net cash flows from operating activities from discontinued operations.”
[2]	In 2019, the total net tax payment amounted to USD 998 million (2018: USD 983 million), of which USD 38 million (2018: USD 93 million) is included in the “Net cash flows from operating activities from discontinued operations.”